Loans	12 Months Ended
Apr. 30, 2024
Loans [Abstract]
Loans

Note 8 – Loans

Outstanding balances of loans consist of the following:

As of April 30, 2023	Balance	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	JPY	USD

Kiraboshi Bank	11,680,000	85,889	Nov. 12, 2024	1.6%	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Kiraboshi Bank	34,988,000	257,284	Mar. 31, 2030	1.6%	Guaranteed by Mr. Satoshi Kobayashi
Resona Bank	100,000,000	735,348	Apr. 26, 2024	1.48%	Guaranteed by Mr. Satoshi Kobayashi
Shoko Chukin Bank	45,750,000	336,422	Sep. 30, 2027	2.69%
Total loans	192,418,000	1,414,943
Less: Loan origination fee	(346,500)	(2,548)
Current portion of long – term loan	(123,819,000)	(910,501)
Long-term loan – due over one year	68,252,500	501,894

As of April 30, 2024	Balance	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	JPY	USD

Kiraboshi Bank	4,101,000	26,031	Nov. 12, 2024	1.6%	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Kiraboshi Bank	29,567,000	187,679	Mar. 31, 2030	1.6%	Guaranteed by Mr. Satoshi Kobayashi
Resona Bank	100,000,000	634,759	Jul. 31, 2024	1.48%	Guaranteed by Mr. Satoshi Kobayashi
Shoko Chukin Bank	34,700,000	220,262	Sep. 30, 2027	2.69%
Total loans	168,368,000	1,068,731
Less: Loan origination fee	(115,500)	(732)
Current portion of long – term loan	(119,189,500)	(756,567)
Long-term loan – due over one year	49,063,000	311,432

Interest expense for the year ended April 30, 2022, 2023 and 2024 amounted to JPY1,045,821, JPY2,346,136 and JPY3,427,580 (USD21,757). As of April 30, 2024, the Company’s future loan obligations according to the terms of the loan agreement are as follows:

	JPY	USD
2025	119,305,000	757,299
2026	15,204,000	96,509
2027	15,204,000	96,509
2028	8,687,000	55,142
2029	9,968,000	63,272
Thereafter	-	-
Total	168,368,000	1,068,731